Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net real estate related to VIEs	$ 599,302	$ 773,233
Cash and cash equivalents related to VIEs	23,599	43,286
Restricted cash related to VIEs	38,576	41,724
Accounts receivable, net related to VIEs	1,961	8,434
Other assets related to VIEs	221,638	70,930
Non-recourse property debt related to VIEs	495,012	617,823
Accrued liabilities and other related to VIEs	162,765	79,573
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	505,787,260	480,887,260
Common Stock, shares issued	145,563,903	120,916,294
Common Stock, shares outstanding	145,563,903	120,916,294
AIMCO PROPERTIES, L.P
Net real estate related to VIEs	599,302	773,233
Cash and cash equivalents related to VIEs	23,599	43,286
Restricted cash related to VIEs	38,576	41,724
Accounts receivable, net related to VIEs	1,961	8,434
Other assets related to VIEs	221,638	70,930
Non-recourse property debt related to VIEs	495,012	617,823
Accrued liabilities and other related to VIEs	$ 162,765	$ 79,573